S-K 1602(c) Dilution	Sep. 25, 2026 $ / shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.68
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.17)
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.17
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10.00